Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Fund, Inc.), Class A)	0 Months Ended
Mar. 29, 2012
(Oppenheimer Equity Fund, Inc.) | Class A
Bar Chart Table:
Annual Return 2002	(17.80%)
Annual Return 2003	26.26%
Annual Return 2004	10.73%
Annual Return 2005	8.16%
Annual Return 2006	10.34%
Annual Return 2007	10.73%
Annual Return 2008	(43.83%)
Annual Return 2009	38.79%
Annual Return 2010	12.01%
Annual Return 2011	(2.91%)